Income tax - Analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income tax expense comprises:
Current income tax	$ 2,954	$ 3,370	$ 3,704
Movement in deferred tax	(981)	(401)	(81)
Income tax (over)/under provided in prior years	1	(10)	9
Total income tax expense	$ 1,974	$ 2,959	$ 3,632
Effective income tax rate (as a percent)	46.27%	30.35%	30.96%
Australia
Income tax expense comprises:
Total income tax expense	$ 1,697	$ 2,526	$ 3,178
Overseas
Income tax expense comprises:
Total income tax expense	277	433	$ 454
Parent Entity
Income tax expense comprises:
Current income tax	2,417	2,711
Movement in deferred tax	(623)	(437)
Income tax (over)/under provided in prior years	1	3
Total income tax expense	1,795	2,277
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	1,753	2,215
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 42	$ 62